SHARE CAPITAL - Disclosure of equity-settled restricted share units fair value inputs (Details) - Restricted Share Units [Member] - Equity settled [Member]	12 Months Ended
Sep. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Share price on grant date	$ 1.25
Forfeiture rate	0.00%